Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Payroll and other employee liabilities	$ 123.2	$ 120.3
Taxes, except income taxes	80.8	89.4
Cash held by Cash Management Services operations(a)	9.8	24.2
Workers’ compensation and other claims	19.2	24.2
Retirement benefits (see Note 3)	9.1	8.3
Income taxes payable	23.2	16.8
Other	120.4	118.0
Accrued liabilities	$ 385.7	$ 401.2